capital structure financial policies	6 Months Ended
Jun. 30, 2018
capital structure financial policies
capital structure financial policies

3capital structure financial policies

General

Our objective when managing capital is to maintain a flexible capital structure that optimizes the cost and availability of capital at acceptable risk.

In the management of capital and in its definition, we include common equity (excluding accumulated other comprehensive income), long-term debt (including long-term credit facilities, commercial paper backstopped by long-term credit facilities and any hedging assets or liabilities associated with long-term debt items, net of amounts recognized in accumulated other comprehensive income), cash and temporary investments, and short-term borrowings arising from securitized trade receivables.

We manage our capital structure and make adjustments to it in light of changes in economic conditions and the risk characteristics of our business. In order to maintain or adjust our capital structure, we may adjust the amount of dividends paid to holders of Common Shares, purchase Common Shares for cancellation pursuant to normal course issuer bids, issue new shares, issue new debt, issue new debt to replace existing debt with different characteristics and/or increase or decrease the amount of trade receivables sold to an arm’s-length securitization trust.

During 2018, our financial objectives, which are reviewed annually, were unchanged from 2017. We believe that our financial objectives are supportive of our long-term strategy.

We monitor capital utilizing a number of measures, including: net debt to earnings before interest, income taxes, depreciation and amortization (EBITDA) — excluding restructuring and other costs ratio; coverage ratios; and dividend payout ratios. Through the course of fiscal 2018, we will monitor these measures excluding the effects of implementing IFRS 9 and IFRS 15 (see Note 2(a)).

Debt and coverage ratios

Net debt to EBITDA — excluding restructuring and other costs is calculated as net debt at the end of the period divided by 12-month trailing EBITDA — excluding restructuring and other costs. This measure, historically, is substantially similar to the leverage ratio covenant in our credit facilities. Net debt and EBITDA — excluding restructuring and other costs are measures that do not have any standardized meanings prescribed by IFRS-IASB and are therefore unlikely to be comparable to similar measures presented by other companies. The calculation of these measures is as set out in the following table. Net debt is one component of a ratio used to determine compliance with debt covenants.

 EBITDA does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

		2018		2017
As at, or for the 12-month periods ended, June 30 ($ in millions)	Objective	As currently reported	Excluding effects of implementing IFRS 9 and IFRS 15 1
Components of debt and coverage ratios
Net debt 2		$13,667	$13,667	$13,404
EBITDA — excluding restructuring and other costs 3		$5,133	$5,030	$4,806
Net interest cost 4		$589	$589	$560
Debt ratio
Net debt to EBITDA — excluding restructuring and other costs	2.00 – 2.50 5	2.66	2.72	2.79
Coverage ratios
Earnings coverage 6		4.7	4.5	4.0
EBITDA — excluding restructuring and other costs interest coverage 7		8.8	8.5	8.6

(1)

We have not recast comparative amounts for purposes of managing capital; as set out in Note 2(a), a practical expedient that we are using in transitioning to IFRS 15 is that we are not recasting for contracts that were completed as at January 1, 2017, or earlier. Accordingly, amounts prior to fiscal 2017 included in the comparative 12-month period ended June 30, 2017, have not been prepared on a basis including IFRS 9 and IFRS 15. For purposes of assessing results compared to the prior period, we have excluded the effects of implementing IFRS 9 and IFRS 15 from our fiscal 2018 results.

(2)	Net debt is calculated as follows:

As at June 30	Note	2018	2017
Long-term debt	26	$14,145	$13,544
Debt issuance costs netted against long-term debt		93	74
Derivative (assets) liabilities, net		63	64
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt (excluding tax effects)		(64)	(7)
Cash and temporary investments, net		(683)	(371)
Short-term borrowings	22	113	100

Net debt		$13,667	$13,404

(3)	EBITDA — excluding restructuring and other costs is calculated as follows:

	As currently reported			Excluding effects of implementing IFRS 9 and IFRS 15
	EBITDA (Note 5)	Restructuring and other costs (Note 16)	EBITDA – excluding restructuring and other costs	EBITDA (Note 5)	Restructuring and other costs (Note 16)	EBITDA – excluding restructuring and other costs
	(adjusted – Note 2(c))
Add
Six-month period ended June 30, 2018	$2,520	$69	$2,589	$2,542	$73	$2,615
Year ended December 31, 2017	4,910	117	5,027	4,774	139	4,913
Deduct
Six-month period ended June 30, 2017	(2,443)	(40)	(2,483)	(2,455)	(43)	(2,498)

	$4,987	$146	$5,133	$4,861	$169	$5,030

(4)

Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost).

(5)

Our long-term objective range for this ratio is 2.00 — 2.50 times. The ratio as at June 30, 2018, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but will endeavour to return this ratio to within the objective range in the medium term, as we believe that this range is supportive of our long-term strategy. We are in compliance with our credit facilities leverage ratio covenant, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.00:1.00 (see Note 26(d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.

(6)

Earnings coverage is defined as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest.

(7)

EBITDA — excluding restructuring and other costs interest coverage is defined as EBITDA — excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Excluding the effects of implementing IFRS 9 and IFRS 15, net debt to EBITDA — excluding restructuring and other costs was 2.72 times as at June 30, 2018, down from 2.79 times one year earlier. The effect of the increase in net debt was exceeded by the effect of the growth in EBITDA — excluding restructuring and other costs. Excluding the effects of implementing IFRS 9 and IFRS 15, the earnings coverage ratio for the twelve-month period ended June 30, 2018, was 4.5 times, up from 4.0 times one year earlier. Higher borrowing costs reduced the ratio by 0.1 and an increase in income before borrowing costs and income taxes increased the ratio by 0.6. Excluding the effects of implementing IFRS 9 and IFRS 15, the EBITDA — excluding restructuring and other costs interest coverage ratio for the twelve-month period ended June 30, 2018, was 8.5 times, down from 8.6 times one year earlier. Growth in EBITDA — excluding restructuring and other costs increased the ratio by 0.4, while an increase in net interest costs reduced the ratio by 0.5.

Dividend payout ratio

The dividend payout ratio presented is a historical measure calculated as the sum of the last four quarterly dividends declared per Common Share, as recorded in the financial statements, divided by the sum of basic earnings per share for the most recent four quarters for interim reporting periods (divided by annual basic earnings per share if the reported amount is in respect of a fiscal year). The dividend payout ratio of adjusted net earnings presented, also a historical measure, differs in that it excludes the gain on exchange of wireless spectrum licences, net gains and equity income from real estate joint ventures, provisions related to business combinations, immediately vesting transformative compensation expense, long-term debt prepayment premium and income tax-related adjustments.

		2018		2017
For the 12-month periods ended June 30 ($ in millions)	Objective	As currently reported	Excluding effects of implementing IFRS 9 and IFRS 15
Dividend payout ratio	65%–75% 1	77%	82%	91%
Dividend payout ratio of adjusted net earnings		77%	82%	78%

(1)

Our objective range for the dividend payout ratio is 65%—75% of sustainable earnings on a prospective basis; we currently expect that we will be within our target guideline on a prospective basis within the medium term. Adjusted net earnings attributable to Common Shares is calculated as follows:

	2018		2017
12-month periods ended June 30	As currently reported	Excluding effects of implementing IFRS 9 and IFRS 15
	(adjusted – Note 2(c))
Net income attributable to Common Shares	$1,556	$1,464	$1,241
Gain and net equity income related to real estate redevelopment project, after income taxes	1	1	(13)
Business acquisition-related provisions, after income taxes	(22)	(22)	8
Income tax-related adjustments	21	21	(19)
Immediately vesting transformative compensation expense, after income taxes	—	—	224

Adjusted net earnings attributable to Common Shares	$1,556	$1,464	$1,441